SEGMENT REPORTING - Geographic information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Geographic information
Revenue	¥ 345,857	¥ 199,615
Chinese Mainland
Geographic information
Revenue	226,558	152,686
Overseas regions
Geographic information
Revenue	¥ 119,299	¥ 46,929